Principal joint ventures - Summary of joint ventures (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Number of shares held (in shares)	0	0	0
Minera Escondida Ltda
Disclosure of joint ventures [line items]
Group interest (%)	30.00%	30.00%
Minera Escondida Ltda | BHP Billiton
Disclosure of joint ventures [line items]
Group interest (%)	57.50%
Sohar Aluminium Co. L.L.C.
Disclosure of joint ventures [line items]
Group interest (%)	20.00%	20.00%
Sohar Aluminium Co. L.L.C. | Ordinary
Disclosure of joint ventures [line items]
Number of shares held (in shares)	37,500
Proportion of class held (%)	20.00%
Group interest (%)	20.00%